Income Taxes - Schedule of Net Loss for the Years (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes - Schedule of Net Loss for the Years (Details) [Line Items]
Net Loss	$ 1,375,294	$ (33,323,555)	$ (1,736,512)	$ (46,620,619)	$ (47,547,768)	$ (15,638,589)
Domestic [Member]
Income Taxes - Schedule of Net Loss for the Years (Details) [Line Items]
Net Loss					(41,380,390)	(9,557,067)
Foreign [Member]
Income Taxes - Schedule of Net Loss for the Years (Details) [Line Items]
Net Loss					$ (6,167,378)	$ (6,081,522)